Annual Total Returns[BarChart] - Developing Markets - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.10%)	20.85%	8.36%	(4.81%)	(14.06%)	6.89%	34.77%	(12.14%)	23.99%	17.22%